Time charter revenues - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Time charter revenues | $	$ 77,400,000	$ 22,600,000	$ 0
Minimum
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Remaining charter periods	2 months
Maximum
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Remaining charter periods	24 months
Time charter revenues
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Number of vessels	12
Fixed rate time charter
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Number of vessels	1
Variable rate time charter
Property, Plant, and Equipment, Lessor Asset under Operating Lease [Line Items]
Number of vessels	11